Document and Entity Information	Nov. 13, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 13, 2026
Entity File Number	001-35366
Entity Registrant Name	Fortress Biotech, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-5157386
Entity Address, Address Line One	1111 Kane Concourse
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Bay Harbor Islands
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33154
City Area Code	781
Local Phone Number	652-4500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001429260
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	FBIO
Security Exchange Name	NASDAQ
9.375% Series A Cumulative Redeemable Perpetual Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	9.375% Series A Cumulative Redeemable Perpetual Preferred Stock
Trading Symbol	FBIOP
Security Exchange Name	NASDAQ